Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue.
Schedule of Revenue

	2020	2019
Commodity
Gold(1)	$718.1	$545.8
Silver	106.4	83.2
Platinum-group metals(1)	86.2	75.6
Other mining commodities	17.8	23.6
Mining	$928.5	$728.2
Energy	91.7	115.9
	$1,020.2	$844.1
Geography
Latin America	$502.1	$369.2
United States	178.6	166.6
Canada(1)	196.9	166.2
Rest of World	142.6	142.1
	$1,020.2	$844.1
Type
Revenue-based royalties	$274.9	$266.7
Streams(1)	629.2	490.8
Profit-based royalties	88.7	49.7
Other	27.4	36.9
	$1,020.2	$844.1
1.	Includes a loss of $0.1 million and gain of $5.9 million of provisional pricing adjustments for gold and platinum-group metals, respectively

(2019 – gain of $0.3 million and $7.8 million, respectively).